Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 23,931	$ 2,188			$ 3,302
Restricted cash	118	189			0
Trade receivables, net of allowance for doubtful accounts of $3,239 in 2019 and $3,759 in 2018	12,438	13,121		$ 12,645	12,645
Prepaid and other current assets	34,388	28,178			10,668
Total current assets	70,875	43,676			26,615
Property and equipment, net of accumulated depreciation of $43,685 in 2019 and $40,531 in 2018	37,154	36,539			32,789
Subscriber accounts and deferred contract acquisition costs, net of accumulated amortization of $1,670,228 in 2019 and $1,621,242 in 2018	1,176,776	1,195,463			1,302,028
Deferred income tax asset, net	783	783			0
Operating lease right-of-use asset	19,720
Other assets	25,606	29,307			9,340
Total assets	1,330,914	1,305,768			1,941,315
Current liabilities:
Accounts payable	12,942	12,099			11,073
Other accrued liabilities	47,393	31,085			53,484
Deferred revenue	12,698	13,060		$ 12,892	13,871
Holdback liability	12,041	11,513			9,309
Current portion of long-term debt	1,838,900	1,816,450			11,000
Total current liabilities	1,923,974	1,884,207			98,737
Non-current liabilities:
Long-term holdback liability	1,979	1,770			2,658
Derivative financial instruments	9,287	6,039			13,491
Operating lease liabilities	16,550
Other liabilities	2,899	2,727			3,092
Total liabilities	1,954,689	1,894,743			1,838,579
Commitments and contingencies
Stockholder's deficit:
Common stock, $.01 par value. 1,000 shares authorized, issued and outstanding both at March 31, 2019 and December 31, 2018	0	0			0
Additional paid-in capital	437,149	439,711			444,330
Accumulated deficit	(1,068,064)	(1,036,294)			(334,219)
Accumulated other comprehensive income, net	7,140	7,608			(7,375)
Total stockholder's deficit	(623,775)	(588,975)	$ 68,220		102,736	$ 214,945	$ 201,065
Total liabilities and stockholder's deficit	$ 1,330,914	$ 1,305,768			$ 1,941,315